INCOME TAXES - Schedule of the deferred tax assets that have not been recognized in respect of the deductible temporary differences (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Losses | No expiry
INCOME TAXES
Deductible temporary differences for which no deferred tax asset is recognised	$ 58,370,204	$ 6,093,000
Losses | No expiry | Norway
INCOME TAXES
Unused tax losses for which no deferred tax asset recognised	53,100,000
Losses | No expiry | USA
INCOME TAXES
Unused tax losses for which no deferred tax asset recognised	500,000
Losses | 2027 to 2045 | Canada
INCOME TAXES
Unused tax losses for which no deferred tax asset recognised	8,900,000
Share issuance costs
INCOME TAXES
Deferred tax relating to items credited (charged) directly to equity	(1,200,000)
Unrecognized deferred tax asset	329,000
Share issuance costs | 2045 to 2048
INCOME TAXES
Deductible temporary differences for which no deferred tax asset is recognised		81,000
Share issuance costs | 2045 to 2050
INCOME TAXES
Deductible temporary differences for which no deferred tax asset is recognised	1,036,820
Mineral Properties and Other deductible | No expiry
INCOME TAXES
Unused tax losses for which no deferred tax asset recognised	$ 28,257,168	$ 5,556,000